Lease obligation (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease obligation
Lease Obligations	$ 2,301,542	$ 595,517	$ 1,246,723
Current Portion Of Lease Obligations	(693,607)	(343,513)
Long-term Lease Obligations	1,607,935	252,004
Office Building [Member]
Lease obligation
Lease Obligations	977,420	550,548
Aircraft
Lease obligation
Lease Obligations	1,318,602	37,242
Printer
Lease obligation
Lease Obligations	$ 5,520	$ 7,727